Business combinations- Acquisition date fair values of each major class of consideration transferred (Details) - TLM Partners Inc [Member] £ in Thousands	Aug. 03, 2023 GBP (£)
Disclosure of detailed information about business combination [line items]
Initial cash consideration	£ 3,214
Fair value of deferred consideration	741
Fair value of contingent consideration	4,378
Total consideration transferred	£ 8,333